Assets held for sale and liabilities of disposal groups held for sale - Held for sale (Details) - GBP (£) £ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disposal Groups [Abstract]
Disposal groups		£ 23,179	£ 3
Unallocated impairment losses		(1,978)	0
Non-current assets held for sale		13	6
Assets held for sale	[1]	21,214	9
Liabilities of disposal groups held for sale	[1]	£ 24,711	£ 0

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 34 'Assets held for sale and liabilities of disposal groups held for sale' on page 175.